Bank Borrowings and Restricted Cash (Details 1)	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Short-Term Debt [Member]
Debt, Weighted Average Interest Rate	4.70%	5.20%	0.94%	10.18%
Long-Term Debt [Member]
Debt, Weighted Average Interest Rate	4.30%	4.20%	0.00%	0.00%